UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA August 11, 2005

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total:   $111,353


List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1279    55577 SH       SOLE                       75             55502
APPLIED MATLS INC COM          COM              038222105      230    14200 SH       SOLE                                      14200
BEST BUY INC COM               COM              086516101     3463    50525 SH       SOLE                                      50525
BRITISH PETE PLC AMERN SH      COM              055622104      203     3260 SH       SOLE                                       3260
CENDANT CORP COM               COM              151313103    11778   526491 SH       SOLE                   102800            423691
CISCO SYS INC COM              COM              17275R102      208    10893 SH       SOLE                                      10893
CITIGROUP INC COM              COM              172967101     6258   135371 SH       SOLE                    18389            116982
CONTINUCARE CORP COM           COM              212172100      147    60000 SH       SOLE                    60000
COUNTRYWIDE FINANCIAL COM      COM              222372104     4804   124416 SH       SOLE                                     124416
CP POKPHAND LTD SPONSORED ADR  COM              125918102       52    43665 SH       SOLE                                      43665
DUKE POWER CO COM              COM              264399106      216     7249 SH       SOLE                                       7249
ERICSSON L M TEL CO ADR REG    COM              294821608     2245    70251 SH       SOLE                      440             69811
EXXON MOBIL CORP COM           COM              30231G102      243     4220 SH       SOLE                                       4220
FREESCALE SEMICONDUCTR CL B    COM              35687M206      540    25504 SH       SOLE                      585             24919
GENERAL ELEC CO COM            COM              369604103      766    22097 SH       SOLE                    10000             12097
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        3    35000 SH       SOLE                    35000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     4000    82465 SH       SOLE                     1000             81465
HALLWOOD GROUP INC COM NEW     COM              406364406     2013    23545 SH       SOLE                    23500                45
HARRAHS ENTMT INC COM          COM              413619107     9521   132102 SH       SOLE                    18077            114025
INTEL CORP COM                 COM              458140100      377    14496 SH       SOLE                    10000              4496
IVAX CORP COM                  COM              465823102     3592   167050 SH       SOLE                                     167050
JOHNSON & JOHNSON COM          COM              478160104      206     3165 SH       SOLE                                       3165
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     3386   134435 SH       SOLE                                     134435
LSI LOGIC CORP COM             COM              502161102     3496   411749 SH       SOLE                    45827            365922
MERCK & CO INC COM             COM              589331107      239     7775 SH       SOLE                                       7775
MERRILL LYNCH & CO INC COM     COM              590188108     5360    97432 SH       SOLE                    10000             87432
MICROSOFT CORP COM             COM              594918104      483    19449 SH       SOLE                    10000              9449
MORGAN J P & CO INC COM        COM              46625H100     5335   151040 SH       SOLE                    20200            130840
MOTOROLA INC COM               COM              620076109     5995   328331 SH       SOLE                    65300            263031
NORTEL NETWORKS CORP COM       COM              656568102     1822   697950 SH       SOLE                   100100            597850
NOVARTIS A G SPONSORED ADR     COM              66987v109     4517    95213 SH       SOLE                                      95213
PHH CORP COM NEW               COM              639920202      575    22369 SH       SOLE                     3139             19230
QWEST COMMUNICATIONS           COM              749121109     3239   873113 SH       SOLE                   204000            669113
REGIONS FINANCIAL CORP COM     COM              7591EP100      618    18229 SH       SOLE                                      18229
SCIENTIFIC ATLANTA INC COM     COM              808655104     6164   185275 SH       SOLE                    20100            165175
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      472    11397 SH       SOLE                                      11397
TEXAS INSTRS INC COM           COM              882508104     4531   161433 SH       SOLE                    28250            133183
TIME WARNER INC COM            COM              887317105     4577   273880 SH       SOLE                    62400            211480
VIACOM INC CL B                COM              925524308     4171   130248 SH       SOLE                    18115            112133
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W100     4101   168623 SH       SOLE                    20300            148323
HILTON HOTELS CORP             CORP             432848AR0       38    35000 PRN      SOLE                                      35000
KIMBERLY CLARK CORP            CORP             494368AU7       11    10000 PRN      SOLE                                      10000
MERCK & CO INC                 CORP             589331AG2       40    40000 PRN      SOLE                                      40000
USX MARATHON GROUP             CORP             902905AS7       30    30000 PRN      SOLE                                      30000
VERIZON GLOBAL FDG CORP        CORP             92344GAR7       10    10000 PRN      SOLE                                      10000